Group Income Statement - Parenthetical (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Duty excise and other taxes levied on tobacco and tobacco related products	£ 16,509	£ 18,721